LEASE - Balances reported in the consolidated balance sheets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Balances reported in the consolidated balance sheets related to the leases
Operating lease right-of-use assets	$ 224,092	$ 28,690	$ 196,864
Operating lease liabilities	$ 238,017		$ 211,143